GOODWILL - Goodwill by business segment and country (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill by business segment and country
Goodwill at beginning of period	$ 98,325,593	$ 121,221,661	$ 117,229,173
Foreign currency translation differences where functional currency is different from presentation currency	19,717,307	(22,896,068)	3,992,488
Goodwill at end of period	118,042,900	98,325,593	121,221,661
Chile operation
Goodwill by business segment and country
Goodwill at beginning of period	8,503,023	8,503,023	8,503,023
Goodwill at end of period	8,503,023	8,503,023	8,503,023
Brazil operation
Goodwill by business segment and country
Goodwill at beginning of period	56,001,413	75,674,072	73,080,100
Foreign currency translation differences where functional currency is different from presentation currency	5,850,036	(19,672,659)	2,593,972
Goodwill at end of period	61,851,449	56,001,413	75,674,072
Argentina operation
Goodwill by business segment and country
Goodwill at beginning of period	27,343,642	29,750,238	28,318,129
Foreign currency translation differences where functional currency is different from presentation currency	12,632,750	(2,406,596)	1,432,109
Goodwill at end of period	39,976,392	27,343,642	29,750,238
Paraguay operation
Goodwill by business segment and country
Goodwill at beginning of period	6,477,515	7,294,328	7,327,921
Foreign currency translation differences where functional currency is different from presentation currency	1,234,521	(816,813)	(33,593)
Goodwill at end of period	$ 7,712,036	$ 6,477,515	$ 7,294,328